SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED:  MARCH 31, 2004

Check here if Amendment [    ];  Amendment Number:
This Amendment (Check only one.):	[    ]  is a restatement.
		[    ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

NAME:	THE FIRST NATIONAL BANK IN SIOUX FALLS
		100 S. PHILLIPS AVE.
		SIOUX FALLS, SD  57104

13F FILE NUMBER:		46-0189380

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

NAME:		JOELL M. BRAUN
TITLE:	ASST. VICE PRESIDENT, OPERATIONS
PHONE:	605-335-5189

Signature, Place, and Date of Signing:



		JOELL M. BRAUN		Sioux Falls, SD		03/31/04

Report Type (Check only one.):

[  x	]	13F HOLDINGS REPORT.  (Check here if all holdings
of this reporting manager are reported in this report.)

[	]	13F NOTICE.  (Check here if no holdings reported are in
this report, and all holdings are reported by other
0reporting manager(s).)

[	]	13F COMBINATION REPORT.  (Check here if a portion of the
holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	None

Form 13F Information Table Entry Total:	101

FORM 13F INFORMATION TABLE VALUE TOTAL:	$14,498

	(thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

(If there are no entries in this list, state "NONE" and omit the column headings and list entries.)

NONE

SECURITIES AND EXCHANGE COMMISSION FORM 13-F
AS OF 03/31/04
COLUMN 1 AND 2	COLUMN 3	COLUMN 4	COLUMN 5		COLUMN 6			COLUMN 7	COLUMN 8
ISSUER AND TITLE OF CLASS	CUSIP	MARKET 	SHS OR 	SH/PRN	INVESTMENT 	SHS	OTHER	MANAGERS VOTING  SHARED NONE
		VALUE	PRN AMT		DISCRETION				AUTHORITY
		(X1000)			SOLE				SOLE
AFLAC Corp	001055102	449	11195	SH	X				495		10700
AT&T Corp New	001957505	20	1000	SH	X				848		152
AT & T Wireless Com	00209A106	156	11437	SH	X				10556		881
AT & T Wireless Com	00209A106	5	352	SH		X	X		352
Abbott Labs Com	002824100	343	8354	SH	X				8354
Abraxas Pete Corp	003830106	185	70000	SH	X				70000
Agilent Technologies Inc Com	00846U101	4	132	SH	X				132
Albertson's Inc Com	013104104	22	1000	SH	X				1000
Allete Com	018522102	49	1400	SH	X				1400
Alliancebernstein Cap Mgmt Hldg L P Ut Ltd Ptsh Int	01855A101	37	1000	SH	X				1000
Alliancebernstein Resource Partners L	01877R108	39	975	SH	X				975
Alliant Energy Corp	018802108	95	3656	SH	X				3573		83
Allstate Corp	020002101	117	2581	SH	X				2581
Alltel Corp	020039103	22	444	SH	X				444
Altria Group Inc	02209S103	1206	22150	SH	X				22150
Ameren Corp Com	023608102	70	1523	SH	X				1523
American Elec Pwr Inc Com	025537101	124	3767	SH	X				3767
American Express Co Com	025816109	355	6850	SH	X				6850
American International Group Inc	026874107	209	2929	SH	X				2929
AmerUs Group Co 	03072M108	223	5539	SH		X	X				5539
"Amgen, Inc"	031162100	42	727	SH	X				727
Anadarko Petroleum Corporation	032511107	48	935	SH	X				935
Anglogold Ltd ADR Sponsored	035128206	18	424	SH	X				424
Anheuser Busch Cos Inc Com	035229103	169	3306	SH	X				3306
Apartment Invt & Mgmt Co Cl A	03748R101	2	74	SH	X				74
Apartment Invt & Mgmt Co Pfd Conv Cl P	03748R861	3	136	SH	X				136
Applied Matls Inc Com	038222105	16	760	SH	X				760
Archer Daniels Midland Co 	039483102	17	1024	SH	X				1024
Associated Banc Corp	045487105	31	700	SH	X				700
Automatic Data Processing Inc	053015103	24	564	SH	X				564
BP Amoco P L C ADR Sponsored	055622104	1090	21287	SH	X				19845		1442
Bank of America Corp 	060505104	672	8300	SH	X				1200		7100
Bank of New York Inc	064057102	9	300	SH	X				300
Bank One Corp 	06423A103	169	3102	SH	X				3102
Baxter International Inc	071813109	105	3400	SH	X				3400
Bellsouth Corp	079860102	187	6758	SH	X				6758
Berkshire Hathaway Inc Del Cl A	084670108	187	2	SH	X				2
Berkshire Hathaway Inc Del Cl B	084670207	118	38	SH	X				8		30
Best Buy Inc	086516101	23	450	SH	X				450
Biomet Inc	090613100	29	750	SH	X				750
Boeing Co	097023105	148	3600	SH	X				3600
Burlington Northn Santa Fe	12189T104	105	3318	SH	X				2874		444
Cardinal Health Inc	14149Y108	21	300	SH	X				300
Cisco Systems Inc	17275R102	77	3246	SH	X				2356		890
Comcast Corp 	20030N101	48	1660	SH	X				1415		245
Conocophillips	20825C104	376	5383	SH	X				4014		1369
Costco Wholesale Corp 	22160K105	38	1000	SH	X				1000
DNP Select Income Fd Inc	23325P104	23	2020	SH	X				2020
Dell Inc Com	24702R101	87	2600	SH	X				2600
Dominion Res Inc VA New Com	25746U109	48	739	SH	X				739
Enbridge Energy Partners L P	29250R106	61	1200	SH	X				1200
Exelon Corp Com	30161N101	28	400	SH	X				400
Exxon Mobil Corp 	30231G102	2442	58718	SH	X				50425		8293
Federated Dept Stores Inc DE	31410H101	5	100	SH	X				100
First Indl Rlty Tr Inc Com	32054K103	16	400	SH	X				400
Glaxosmithkline PLC-ADR	37733W105	168	4200	SH	X				4200
Hospitality Pptys Tr Com	44106M102	56	1200	SH	X				1200
J P Morgan Chase & Co Com	46625H100	695	16567	SH	X				15327		1240
Kimco Rlty Corp	49446R109	54	1050	SH	X				1050
Kinder Morgan Inc Kans Com	49455P101	169	2688	SH	X				2688
McKesson HBOC Inc Com	58155Q103	78	2597	SH	X				2597
Medco Health Solutions Inc Com	58405U102	47	1393	SH	X				1225		168
Mellon Finl Corp Com	58551A108	16	500	SH	X				500
Oracle Corp	68389X105	9	714	SH	X				714
Principal Finl Group Inc Com	74251V102	13	373	SH	X				373
Quest Diagnostics Inc	74834L100	25	300	SH	X				300
SBC Communications Inc	78387G103	378	15417	SH	X				13041		2376
SLM Corp	78442P106	4	100	SH	X						100
Standard & Poors Dep Rec Amex Index	78462F103	119	1050	SH	X				950		100
Standard & Poors Dep Rec Amex Index	78462F103	23	200	SH		X	X		200
Sunoco Inc Com	86764P109	19	300	SH	X				300
3M Co	88579Y101	510	6230	SH	X				6230
Vectren Corp Com	92240G101	138	5600	SH	X				5600
Verizon Communications Com	92343V104	565	15460	SH	X				14695		765
Vodafone Group Plc New	92857W100	118	4942	SH	X				4942
Xcel Energy Inc Com	98389B100	701	39375	SH	X				38417		958
Xcel Energy Inc Com	98389B100	32	1775	SH		X	X		1775
Daimlerchrysler Ag Ord	D1668R123	10	249	SH	X				249
Frontline Ltd	G3682E127	12	400	SH	X				400
Transocean Sedco Forex Inc Com	G90078109	327	11739	SH	X				5039		6700
		14498
